Document and Entity Information	Jun. 11, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2025
Entity File Number	001-34632
Entity Registrant Name	CRYOPORT, INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-0313393
Entity Address State Or Province	TN
Entity Address, Address Line One	112 Westwood Place
Entity Address, Adress Line Two	Suite 350
Entity Address, City or Town	Brentwood
Entity Address, Postal Zip Code	37027
City Area Code	949
Local Phone Number	470-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CYRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001124524
Amendment Flag	false